Warrant Liabilities	3 Months Ended
Mar. 31, 2022
Warrant Liabilities
Warrant Liabilities

NOTE 9. Warrant Liabilities

Series B Warrants

On December 22, 2021 the Company entered into a securities purchase agreement with several institutional buyers for the purchase and sale of (i) warrants to purchase an aggregate of up to 9,779,952 shares of the Company’s common stock, par value $0.086 per share at an exercise price of $4.09 per share, (ii) an aggregate of 2,670,892 shares of Common Stock, and (iii) 9,076 shares of the Company’s newly-designated Series B convertible preferred stock, par value $0.086 per share, with a stated value of $1,000 per share, initially convertible into an aggregate of 2,219,084 shares of Common Stock at a conversion price of $4.09 per share, each a freestanding financial instrument, (the “Private Placement”). The aggregate purchase price for the Common Shares, the Preferred Shares and the Warrants is approximately $20,000,000.

By entering into the Private Placement on December 22, 2021, the Company entered into a commitment to issue the Common Shares, Preferred Shares and Series B Warrants on the Initial Closing Date for a fixed price and exercise price, as applicable. The commitment to issue Series B Warrants (the “Warrant Commitment”) represents a derivative financial instrument, other than an outstanding share, that, at inception, has both of the following characteristics: (i) embodies a conditional obligation indexed to the Company’s equity. The Company classified the commitment to issue the warrants as a derivative liability because it represents a written option that does not qualify for equity accounting The Company initially measured the derivative liability at its fair value and will subsequently remeasure the derivative liability, at fair value with changes in fair value recognized in earnings. An option pricing model was utilized to calculate the fair value of the Warrant Commitment. The Company initially recorded $17,652,808 of non-operating unrealized losses within the recognition and change in fair value of warrant liabilities account for the year ended December 31,2021. The Private Placement closed on January 4, 2022, at which time the Company remeasured the derivative liability for the warrants issued in the transaction. The Company recognized $14,572,126 of non-operating unrealized gains within the recognition and change in fair value of warrant liabilities account on the condensed consolidated statement of operations for the three months ended March 31, 2022, related to the subsequent changes in its fair value through March 31, 2022. A corresponding derivative liability of $23,080,682 is included on Company’s condensed consolidated balance sheet as of March 31, 2022. The closing of the Private Placement settled the subscription receivable reported on the Company’s balance sheet as of December 31, 2021.

Placement Agent Warrants

In connection with the Private Placement, the Company issued 244,539 warrants to the placement agent for the Private Placement. The warrants were issued as compensation for the placement agent’s services. The Placement Agent Warrants are: (i) exercisable on any day after the six (6) month anniversary of the issue date, (ii) expire five years after the closing of the Private Placement, and (iii) exercisable at $4.09 per share. The Placement Agent Warrants contain terms that may require the Company to transfer assets to settle the warrants. Therefore, the Placement Agent Warrants are classified as a derivative liability measured at fair value of $1,525,923 on the date of issuance and will be remeasured each accounting period with the changes in fair value reported in earnings. The Placement Agent Warrants are considered financing expense fees paid to the Placement Agent. Since the financing expenses relate to a derivative liability measured at fair value, this financing expense of $1,525,923, along with non-operating unrealized gains of $946,461, were included in the recognition and change in fair value of warrant liabilities account on the condensed consolidated statement of operations for the three months ended March 31, 2022, A corresponding derivative liability of $579,463 is included on Company’s condensed consolidated balance sheet as of March 31, 2022.